Financial instruments	12 Months Ended
Mar. 31, 2016
Investments, All Other Investments [Abstract]
Financial instruments

15. Financial instruments

The Company’s financial instruments consist of foreign exchange and interest rate derivative instruments and other financial instruments including cash and cash equivalents, trade receivables, accounts payable, accrued and other current liabilities and long-term debt.

The Company uses derivatives to partially offset its exposure to foreign exchange risk and interest rate risk. The Company enters into derivative transactions with high credit quality counterparties and, by policy, seeks to limit the amount of credit exposure to any one counterparty based on an analysis of the counterparty’s relative credit standing. The Company does not use derivative financial instruments for trading or speculative purposes.

(a) Foreign exchange rate risk

Foreign exchange rate risk is the risk that fluctuations in foreign exchange rates could impact the Company. The Company operates globally and is exposed to significant foreign exchange risk, primarily between the Canadian dollar and the U.S. dollar (“USD”), the Euro (“EUR”), and British pound sterling (“GBP”). This exposure relates to our U.S. dollar-denominated debt, the sale of our products to customers globally and purchases of goods and services in foreign currencies. The Company seeks to manage its foreign exchange risk by monitoring foreign exchange rates, forecasting its net foreign currency cash flows and periodically entering into forward contracts and other derivative contracts to convert a portion of its forecasted foreign currency denominated cash flows into Canadian dollars for the purpose of paying Canadian dollar-denominated operating costs. The Company may also enter into forward contracts and other derivative contracts to manage its cash flows in other currencies.

These programs reduce but do not entirely eliminate the impact of currency exchange movements. The Company does not apply hedge accounting to its currency derivatives. The maturity of these instruments generally occurs within 12 months. Gains or losses resulting from the fair valuing of these instruments are reported in foreign exchange loss in the consolidated statements of operations.

(b) Interest rate risk

Interest rate risk is the risk that the value of a financial instrument will be affected by changes in market interest rates. The Company’s financing includes long-term debt and revolving credit facilities that bear interest based on floating market rates. Changes in these rates result in fluctuations in the required cash flows to service this debt. The Company partially mitigates this risk by periodically entering into interest rate swap agreements to fix the interest rate on certain long-term variable-rate debt. The Company does not apply hedge accounting to its interest rate derivatives.

(c) Credit risk

Credit risk is the risk that the counterparty to a financial instrument fails to meet its contractual obligations, resulting in a financial loss to the Company.

The Company sells hardware and software to a diverse customer base over a global geographic area. The Company evaluates collectability of specific customer receivables based on a variety of factors. The geographic diversity of the customer base, combined with the Company’s established credit approval practices and ongoing monitoring of customer balances, partially mitigates this credit risk.

Fair value measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier value hierarchy, which prioritizes the inputs in the valuation methodologies in measuring fair value:

Level 1—Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

Level 2—Observable inputs other than quoted market prices included in level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active or inputs that are observable or can be corroborated by observable market data.

Level 3—Significant unobservable inputs which are supported by little or no market activity and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

March 31, 2016

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$8,629	$—	$—	$8,629
Derivative instruments	—	726	—	726

Total assets	$8,629	$726	$—	$9,355

Liabilities
Derivative instruments	$—	$125	$—	$125

Total liabilities	$—	$125	$—	$125

March 31, 2015

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$27,873	$—	$—	$27,873
Derivative instruments	—	639	—	639

Total assets	$27,873	$639	$—	$28,512

Liabilities
Derivative instruments	$—	$927	$—	$927

Total liabilities	$—	$927	$—	$927

(a) Fair value of derivative contracts

March 31, 2016
	Asset (liability) fair value	Contract term	Rates	Notional amounts of quantity	Buy/Sell
Foreign exchange forward derivative contracts	$(48)	Apr 2016 to Jun 2016	1.2492 – 1.2946	USD 4,000	Sell
	293	Apr 2016 to Oct 2016	1.3762 – 1.5920	EUR 9,000	Sell
	356	Apr 2016 to Sep 2016	2.0201 – 2.0201	GBP 3,000	Sell

$601

March 31, 2015
	Asset (liability) fair value	Contract term	Rates	Notional amounts of quantity	Buy/Sell
Foreign exchange forward derivative contracts	$(607)	Apr 2015 to Nov 2015	1.1294 – 1.2152	USD 7,000	Sell
	639	Apr 2015 to Dec 2015	1.4010 – 1.4938	EUR 20,000	Sell
	(320)	Apr 2015 to Nov 2015	1.7906 – 1.8354	GBP 5,500	Sell

$(288)

The Company enters into foreign exchange forward derivative contracts to economically hedge its risks in the movement of foreign currencies against the Company’s functional currency of the Canadian dollar. At March 31, 2016, the fair value of foreign exchange derivative contracts includes $726 in other current assets (March 31, 2015 – $639) and $125 in accrued and other current liabilities (March 31, 2015 – $927). Changes in the fair value of these contracts are included in foreign exchange loss. The Company recorded a loss of $1,688, a gain of $1,295 and a loss of $5,784 on these contracts for fiscal years 2016, 2015 and 2014, respectively.

The Company enters into interest rate derivative contracts to hedge its risks in the changes of market interest rates against the Company’s financial instruments. The Company did not enter into any interest rate derivative contracts in fiscal 2016. The Company recorded gains of $242 and $720 for fiscal 2015 and fiscal 2014, respectively.

The estimated fair values of foreign exchange and interest rate derivative contracts are derived using complex financial models with inputs such as benchmark yields, time to maturity, reported trades, broker/dealer quotes, issuer spreads and discount rates.

Considerable judgment is required in developing the estimates of fair value. Therefore, estimates are not necessarily indicative of the amounts the Company could expect to realize in a liquidation or unwinding of an existing contract.

(b) Long-term debt

The estimated fair value of the Company’s Term loan has been determined based on current market conditions by discounting future cash flows under current financing arrangements at borrowing rates believed to be available to the Company for debt with similar terms and remaining maturities.

The fair value of the Term loan was measured utilizing Level 3 inputs. The Level 3 fair value measurements utilize a discounted cash flow model. This model utilizes observable inputs such as contractual repayment terms and benchmark forward yield curves and other inputs such as a discount rate that is intended to represent our credit risk for secured or unsecured obligations. The Company estimates its credit risk based on the corporate credit rating and the credit rating on its variable-rate long-term debt and utilizes benchmark yield curves that are widely used in the financial industry.

The carrying value and fair value of the Company’s Term loan are as follows:

	March 31, 2016		March 31, 2015
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt, excluding debt discount	$100,781	$99,671	$110,938	$111,424

(c) Other financial assets and liabilities

The fair values of cash and cash equivalents, trade receivables, accounts payable and accrued and other current liabilities approximate their carrying amounts due to the short-term maturity of these instruments. A portion of these items are denominated in currencies other than the Canadian dollar functional currency of the Company including the U.S. dollar, Euro and British pound sterling and are translated at the exchange rate in effect at the balance sheet date.